                            DEAR FELLOW SHAREHOLDERS

                                  June 30, 1997

The financial markets continued to be volatile in the first half of the year. Bond yields remained within the 6.5% to 7.0% interest rate range they have been in for the past year. Inflation has been the primary force in moving rates up or down the yield curve. Concerns that the strong economy might increase inflation kept rates from declining below 6.5%. On the other side, most of the economic reports seem to indicate that inflation is not an immediate concern which kept rates from rising above 7.0%.

    Equity markets continued to advance until mid-February, when a 14% correction began which lasted through the end of April. By early May, the equity markets had regained their bull market momentum. There was evidence however, that investors were concerned that many larger cap stocks were over valued and could not maintain their double digit growth rates. Towards the end of the second quarter, there were indications that some companies were not going to meet their earnings targets and a shift began from larger cap to mid and smaller cap stocks.

    Pacific Advisors Income Fund ("Fund") had a total return of 3.88%, for the six months ending June 30, 1997. The investment results are based on shares purchased at the offering price, after deducting the Fund's current maximum sales charge, on January 1, 1997 and held through June 30, 1997, with all dividends and capital gains reinvested and after expense reimbursements. The Merrill Lynch Intermediate and Long-term Corporate-Bond indexes, which are unmanaged indices of total returns for corporate bonds, were 3.26% and 3.19% respectively, for this same period.

    Inflation will remain a concern for investors if the economy continues to grow and unemployment rates stay at a historically low level. However, it does not appear that inflation will become a major problem in the near term. During the first two quarters, the economy grew more quickly due in part to inventory buildup. As inventories have been replenished the economy appears to be slowing. Global competition, restraint in government spending and productivity gains will also contribute to lower inflation.

    Under this scenario, the Fund began to purchase intermediate term (i.e., 3-10 years) high quality and high coupon bonds. Most of the bonds purchased are in the financial services sector. They include Citicorp, Bank of America, Barnett Bank, Nations Bank and GMAC. The average maturity of the portfolio increased from 2.4 years at the beginning of 1997, to 5.0 years by June 30.

    At the end of June, fixed-income securities were 75% of the Fund's assets. Corporate bonds represented 48% of the portfolio with 22% of the Fund's assets in U.S. Treasury Notes. The remaining fixed-income securities were short term investments.

    Strong economic growth has been a primary catalyst for the bull market in equities over the past three years. While the economy may slow to a more modest growth rate the outlook for the equity market remains good. The Fund increased the equity portion of the portfolio from 18% to 25% of the Fund's assets during 1997. Stocks added to the Fund include such household names as Travelers, General Electric, Mobil, Gap and Microsoft. Over the next several months we would expect the equity portion of the Fund to remain near its current level. However, we anticipate adding high quality mid cap stocks that may have a greater potential for appreciation than many large cap stocks that may be more fully valued.

    We continue to believe that the long term outlook for bonds remains favorable and that the Fund's investment strategy will provide good returns without significant volatility or market risk. This is consistent with the Fund's objective, to provide current income and capital appreciation while conserving capital.

    In March 1997, Pacific Global Investment Management Company and the Board of Directors of Pacific Advisors Fund recommended a Co-management Agreement for your approval. This agreement was approved by shareholders of the Fund in April. Pacific Global Investment Management Company and Hamilton & Bache, Inc. are now co-managing the Fund.

    The name of the Fund is also being changed to Income & Equity effective sometime in August or September. The name change more accurately reflects the investment strategies of the Fund with its blend of fixed-income and equity investments. There has been no change in the investment objectives and guidelines for the Fund.

    Please contact your financial adviser or Pacific Advisors Fund Inc., if you have questions or would like more information on the Fund.

    Respectively submitted,


    /s/GEORGE A. HENNING
    ------------------------
    George A. Henning
    Chairman


    /s/THOMAS H. HANSON
    ------------------------
    Thomas H. Hanson
    Executive Vice President

                             SCHEDULE OF INVESTMENTS
                                  June 30, 1997
                                   (Unaudited)
                                                 Par Value/Shares    Value

CORPORATE BONDS  (46.26%)
Banks, Money Center  (5.40%)
        Citicorp Sub Sec 9.5% 2/01/02                  50,000     $ 55,004
        Union Bank of Switzerland 7.25% 7/15/06        25,000       25,255
                                                       ------     --------
                                                                    80,259
                                                       ------     --------
Banks - Regional (13.39%)
        Bank of America Subnotes  10% 2/01/03          45,000       51,140
        Bank of New York 8.5% 12/15/04                 25,000       27,028
        Barnett Bank, Inc. 9.875% 6/01/01              50,000       55,131
        Merchants National 9.875% 10/01/99             20,000       21,278
        Nations Bank 5.125% 9/15/98                    45,000       44,449
                                                       ------     --------
                                                                   199,026
                                                       ------     --------
Electric (6.35%)
        Public Service Electricity and
          Gas 8.875% 06/01/03                          50,000       54,689
        PSI Energy, Inc. 6.35% 11/15/06                40,000       39,604
                                                       ------     --------
                                                                    94,293
                                                       ------     --------
Financial Services Diversified (3.65%)
        GMAC 9.625% 12/15/01                           49,000       54,218
                                                       ------     --------
Food Retailers (4.78%)
        Safeway, Inc. 9.875% 3/15/07                   60,000       71,012
                                                       ------     --------
Insurance - Full Line (7.39%)
        American General Financial 8.125% 8/15/09      56,000       59,204
        Cigna Corporation 7.40% 5/15/07                25,000       25,168
        Cigna Corporation 7.40% 1/15/03                25,000       25,406
                                                       ------     --------
                                                                   109,778
                                                       ------     --------
Office Equipment (1.70%)
        Xerox Corporation 7.15% 8/01/04                25,000       25,292
                                                       ------     --------


* Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                    Par Value/Shares    Value


Pipeline  (1.79%)
        Union TX Petroleum 8.375% 3/15/05                 25,000      $ 26,612
                                                         -------      --------
US Government Agency (1.81%)
        International BK Recon and Dev 8.64% 6/18/01      25,000        26,869
                                                         -------      --------
TOTAL CORPORATE BONDS  (COST: $686,562)                                687,359
                                                                      ========

US GOVERNMENT SECURITIES (21.65%)
US Treasury Note (21.65%)
        US T - Note 6% 9/30/98                            50,000        50,047
        US T - Note 6.5% 8/15/97                          15,000        15,019
        US T - Note 7.125% 2/29/00                        45,000        45,984
        US T - Note 7.75% 11/30/99                       115,000       118,989
        US T - Note 7.875% 11/15/04                       85,000        91,694
                                                         -------      --------
                                                                       321,733
                                                                      --------
Total US Government Securities  (Cost: $310,677)                       321,733
                                                                      ========

COMMON STOCK (22.53%)
Cosmetic / Personal Care (1.91%)
Gillette Company                                             300        28,425
                                                         -------      --------
Diversified Companies (2.20%)
        General Electric Company                             500        32,687
                                                         -------      --------
Financial Services Diversified (2.12%)
        Travelers Group, Inc.                                500        31,531
                                                         -------      --------
Financial Services - Specialty (1.47%)
        Federal National Mortgage                            500        21,813
                                                         -------      --------
Health Care Provider (1.93%)
        Oxford Health Plans*                                 400        28,700
                                                         -------      --------
Industrial and Commercial Services (1.17%)
        Viad Corporation                                     900        17,325
                                                         -------      --------
Investment Companies (0.98%)
        Alliance Capital Management L.P.                     500        14,625
                                                         -------      --------


* Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                Par Value/Shares      Value


Investment Trusts (1.83%)
        Blackrock Target Term                          3,000     $    27,188
                                                     -------     -----------
Oil - Integrated Majors (1.88%)
        Mobil Corporation                                400          27,950
                                                     -------     -----------
Pharmaceuticals (0.97%)
        Schering-Plough Corp.                            300          14,363
                                                     -------     -----------
Real Estate Investment Trusts (1.78%)
        Bradley Real Estate, Inc.                        700          13,475
        Franchise Finance Corp of America                500          13,031
                                                     -------     -----------
                                                                      26,506
                                                                 -----------
Retailers Specialty (1.31%)
        Gap, Inc.                                        500          19,437
                                                     -------     -----------
Software and Processing (2.98%)
        Microsoft *                                      350          44,231
                                                     -------     -----------
TOTAL COMMON STOCK  (Cost: $274,509)                                 334,781
                                                                 -----------
PREFERRED STOCK (1.94%)
Insurance - Full Line (0.87%)
        Unum Corporation 8.80% PFD A                     500          12,969
                                                     -------     -----------
Telephone Systems (1.07%)
        GTE 8.75% PFD B                                  600          15,900
                                                     -------     -----------
Total Preferred Stock  (Cost: $28,990)                                28,869
                                                                 -----------

TOTAL INVESTMENT SECURITIES (92.38%)                             $ 1,372,742

SHORT-TERM INVESTMENTS (4.08%)
        United Missouri Bank Money Market Fund                        60,569

OTHER ASSETS LESS LIABILITIES (3.54%)                                 52,586
                                                                 -----------


TOTAL NET ASSETS (100%)                                          $ 1,485,897
                                                                 ===========


* Non-income producing

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1997
                                   (Unaudited)


ASSETS
        Investment securities at market value (cost: $1,300,738)         $ 1,372,742
        Short-term investments, at cost, which is equivalent to market        60,569
        Receivable from Investment Manager (Note 3)                           27,610
        Other Assets                                                           7,030
        Accrued income receivable                                             17,946
        Organizational expenses, net of amortization (Note 1)                  7,377
                                                                          ----------
        Total assets                                                       1,493,274
                                                                          ----------

LIABILITIES
        Payable to Investment Manager (Note 1)                                 7,377
                                                                          ----------

NET ASSETS
        (Equivalent to $9.62 per share on 154,512 shares of
        Capital Stock outstanding - 100 million shares authorized)       $ 1,485,897
                                                                          ==========

SUMMARY OF SHAREHOLDERS' EQUITY
        Paid-in-capital                                                  $ 1,432,389
        Accumulated net capital losses                                       (18,884)
        Undistributed net investment income                                      388
        Unrealized appreciation of assets                                     72,004
                                                                          ----------
        Net assets at June 30, 1997                                      $ 1,485,897
                                                                          ==========
Maximum offering price per share ($9.62/95.25%):                         $     10.10
                                                                          ----------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                             STATEMENT OF OPERATIONS
                 For the Period January 1, 1997 to June 30, 1997
                                   (Unaudited)


INVESTMENT INCOME
    Dividends                                                   $  4,161
    Interest                                                      31,522
                                                                --------
        Total Income                                              35,683
                                                                --------
EXPENSES
    Investment Advisory Fees                                       5,243
    Fund Accounting Fees                                           8,512
    Transfer Agent Expense                                         9,427
    Legal Expense                                                    724
    Amortization Expense                                           5,511
    Registration Fees                                              4,388
    Printing                                                       2,564
    Audit Fees                                                       841
    Custody Fees                                                   2,012
    Director Fees/Meetings                                           341
    Distribution Fees (Note 3)                                       738
    Other Expense                                                  3,190
                                                                --------
        Total Expenses, before reimbursements                     43,491
    Less Fees Waived and Expenses Reimbursed (Note 3)             31,368
                                                                --------
        Net Expenses                                              12,123
                                                                --------
NET INVESTMENT INCOME                                                              $23,560
                                                                                   =======
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investments
        Proceeds from sales of investment securities
           (excluding short-term investments with
            maturities of 60 days or less)                      $418,882
        Cost of investment securities sold                       437,803
                                                                --------
           Net realized loss on investments                                        (18,921)
    Net unrealized appreciation of investments
        Beginning of period                                      $23,450
        End of period                                             72,004
                                                                --------
           Net unrealized appreciation of investments                               48,554
                                                                                   -------
                                                                                    29,633
                                                                                   =======

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $53,193
                                                                                   =======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Unaudited)


                                                               For the period
                                                              January 1, 1997        For the year ended
                                                              to June 30, 1997       December 31, 1996
INCREASE IN NET ASSETS
    FROM OPERATIONS
    Net investment income                                       $    23,560             $    40,875
    Net realized gain (loss) on investments                         (18,921)                  8,198
    Net unrealized appreciation (depreciation) of investments        48,554                 (28,446)
                                                                -----------             -----------
    Increase in net assets resulting from operations                 53,193                  20,627
                                                                -----------             -----------

    FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                           (23,618)                (40,665)
    Net capital gains                                                    (0)                 (8,205)
                                                                -----------             -----------
    Decrease in net assets resulting from distributions             (23,618)                (48,870)
                                                                -----------             -----------

    FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold (34,218 and 27,474 shares)            323,395                 259,030
    Proceeds from shares purchased by reinvestment
        of dividends (1,692 and 3,666 shares)                        16,008                  34,333
    Cost of shares repurchased (10,002 and  13,288 shares)          (94,231)               (125,123)
                                                                -----------             -----------
    Increase in net assets derived from capital share
        transactions (25,908 and 17,852 shares)                     245,172                 168,240
                                                                -----------             -----------
    Increase in net assets                                          274,747                 139,997

NET ASSETS
    BEGINNING OF PERIOD
    (includes undistributed net investment income
     of $446 and $236)                                            1,211,150               1,071,153
                                                                -----------             -----------
    END OF PERIOD
    (includes undistributed net investment income
     of $388  and $446)                                         $ 1,485,897             $ 1,211,150
                                                                ===========             ===========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                          NOTES TO FINANCIAL STATEMENTS

                                   (Unaudited)
NOTE 1. ORGANIZATION

        Pacific Advisors Fund Inc. (the "Company") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company was organized on May 18, 1992 as a Maryland corporation and had no operations prior to February 8, 1993, other than those relating to organizational matters including the sale of 2,778 shares of stock of each of its four series ("Funds") at $9.00 per share to the Company's investment manager, Pacific Global Investment Management Company ("Investment Manager"). The Company currently offers four Funds: Small Cap Fund, Balanced Fund, Income Fund, and Government Securities Fund. Each Fund is a separate investment portfolio of the Company with a distinct investment objective, investment program, policies, and restrictions. The Income Fund seeks to provide current income and secondarily, long-term capital appreciation.

        The Investment Manager paid the organizational and other initial expenses of the Fund incurred prior to the initial offering of the Fund's shares. However, the Fund has agreed to reimburse the Investment Manager for such expenses. The organizational costs will be deferred and amortized by each Fund over a period during which it is expected that a benefit will be realized, but no longer than five years from the date of the Funds' commencement of operations. Prepaid expenses will be amortized over a period not to exceed twelve months.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

        A. SECURITY VALUATION. Securities listed on a national securities exchange and certain over-the-counter ("OTC") issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the NYSE. OTC issues not quoted on NASDAQ system and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources (including Quotron), where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity of less than 60 days are valued on an amortized cost basis.

        B. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and Federal income tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

        C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. The Income Fund declares and distributes dividends of its net investment income, if any, quarterly. The Board of Directors will determine the amount and timing of such payments.

        D. FEDERAL INCOME TAXES. No provision is made for Federal taxes since the Company intends to qualify as a regulated investment company and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from Federal income and excise taxes.

        E. ORGANIZATIONAL COSTS. Costs incurred by the Income Fund in connection with its organization, registration and initial public offering of shares have been deferred and are being amortized using the straight-line method over a five-year period. During 1997, the Investment Manager assumed the amortization expense of $5,495 for organizational expenses.

        F. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT MANAGEMENT, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

        The Company and Income Fund have entered into an investment management agreement ("Management Agreement") with the Investment Manager ("Investment Manager"). The Management Agreement provides for investment management fees, payable monthly, and calculated at the maximum annual rate of 0.75% of average net assets for the Income Fund.

        From time to time, the Investment Manager may voluntarily waive its management fees, and/or absorb certain expenses for the Income Fund. Pursuant to the voluntary waiver of fees and the assumption of expenses by the Investment Manager, the following amounts were waived or reimbursed for the period from January 1, 1997 to June 30, 1997 for the Income Fund, $4,915 of investment management fees were waived and $26,453 was reimbursed by the Investment Manager.

        Fund operating expenses may not fall below the current expense level in subsequent years until the Investment Manager has fully recouped fees forgone and expenses paid or assumed, as the Fund will reimburse the Investment Manager in subsequent years during which the Fund's total assets are greater than $20,000,000. As of June 30, 1997, the cumulative amounts unrecouped by the Investment Manager since the commencement of operations is $254,374.

        For the period from January 1, 1997 to June 30, 1997, Pacific Global Fund Distributors, Inc. ("PGFD"), the principal underwriter for the Company, received $1,876 of commissions on sales of capital stock of the Income Fund, after deducting $8,452 allowed to authorized distributors as commissions. For the period from January 1, 1997 to June 30, 1997 PGFD earned $302 in introducing brokerage fees related to securities transactions for the Income Fund. PGFD is a wholly-owned subsidiary of the Investment Manager.

        The Income Fund has entered into an agreement with Pacific Global Investor Services, Inc. ("PGIS") to provide fund accounting services at the monthly fee of three basis points for the first million in net assets or a minimum of $1,250. In addition, an agreement to provide transfer agent services has also been entered into at a monthly fee based on the number of accounts or a minimum of $1,250. The Investment Manager has assumed all payments for these services, including amounts payable at June 30, 1997. PGIS is a wholly-owned subsidiary of the Investment Manager.

        Certain officers of the Company are also officers of the Investment Manager, PGFD and PGIS.

        The Fund has adopted a plan of distribution, whereby the Income Fund may pay a service fee in an amount up to 0.25% per annum of the Fund's average daily net assets to qualified recipients. For the period from January 1, 1997 to June 30, 1997, $738 was accrued or paid.

NOTE 4. PURCHASE AND SALES OF SECURITIES

        For the period from January 1, 1997 to June 30, 1997, the Income Fund had purchases of securities, other than short-term investments of $837,871. The cost of securities held is the same for Federal income tax and financial reporting purposes.

        Aggregate gross unrealized appreciation and aggregate gross unrealized depreciation on securities were $75,775 and $3,771 respectively. Net unrealized appreciation for tax purposes is $72,004.

                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout the period)
                                   (Unaudited)


                                                                      For the Year Ended
                                             For the period                December 31,               For the period
                                            January 1, 1997        --------------------------       February 8, 1993(3)
                                            to June 30, 1997       1996        1995      1994       to December 31, 1993
                                            ----------------       ----        ----      ----       --------------------
PER SHARE OPERATING PERFORMANCE
    Net Asset Value, Beginning of Period          $9.42             $9.67       $8.98     $9.08             $9.00
                                                  -----             -----       -----     -----             -----
    Income from Investment Operations
        Investment income                          0.24              0.47        0.45      0.28              0.15
        Expenses                                  (0.08)            (0.12)      (0.14)    (0.12)            (0.09)
                                                  -----             -----       -----     -----             -----
        Net investment income                      0.16              0.35        0.31      0.16              0.06

    Net realized and unrealized gain
        (loss) on securities                       0.20             (0.19)       0.72     (0.07)             0.04
                                                  -----             -----       -----     -----             -----
    Total from investment operations               0.36              0.16        1.03      0.09              0.10

    Less Distributions
        From net investment income                (0.16)            (0.35)      (0.31)    (0.17)            (0.04)
        From net capital gains                     0.00             (0.06)      (0.03)     0.00              0.00
                                                  -----             -----       -----     -----             -----
    Net Asset Value, End of Year                  $9.62             $9.42       $9.67     $8.98             $9.06
                                                  =====             =====       =====     =====             =====

TOTAL INVESTMENT RETURN(4)                         3.88%             1.78%      11.98%     0.99%             1.21%

Ratios/Supplemental Data
    Net Assets, End of Year                      $1,486            $1,211      $1,071      $632               $135
    Ratio of Expenses to Average
      Net Assets(1)                                0.92%             1.85%       1.86%     1.75%              1.68%(2)
    Ratio of Net Investment Income to
      Average Net Assets(1)                        1.79%             3.75%       4.06%     2.17%              0.79%(2)
    Portfolio Turnover Rate                       32.17%            28.23%      33.40%    37.12%              0.00%(2)
    Average Commission Per Share
        Paid on Equity Transactions            $ 0.1503           $0.1347     $0.1472       --                  --



(1) Without the voluntary fee waivers and reimbursement of expenses, the ratio of expenses to average daily net assets for the Income Fund would have been 3.30%, 7.29%, 8.25%, 12.73%, and 70.32%, for the years 1997 through 1993 respectively, and the ratio of net investment income
    (loss) to average net assets would have been (0.59%), (1.69%), (2.32%), (8.80%), and (67.90%), for the years 1997 through 1993 respectively.

(2) Annualized.

(3) Commencement of Operations.

(4) The Fund's maximum sales charge is not included in the total return computation.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           PACIFIC ADVISORS FUND INC.
DIRECTORS
    GEORGE A. HENNING, CHAIRMAN
    VICTORIA L. BREEN
    THOMAS M. BRINKER
    KATHLEEN M. FISHKIN
    L. MICHAEL HALLER III
    SIEGFRED S. KAGAWA
    TAKASHI MAKINODAN, PH.D.
    GERALD E. MILLER
    LOUISE K. TAYLOR, PH.D.

OFFICERS
    GEORGE A. HENNING, PRESIDENT
    THOMAS H. HANSON, VICE PRESIDENT AND SECRETARY
    VICTORIA L. BREEN, ASSISTANT SECRETARY
    PAUL W. HENNING, TREASURER

INVESTMENT MANAGER
    PACIFIC GLOBAL INVESTMENT MANAGEMENT COMPANY
    206 NORTH JACKSON STREET, SUITE 201
    GLENDALE, CALIFORNIA 91206

TRANSFER AGENT AND ADMINISTRATOR
    PACIFIC GLOBAL INVESTOR SERVICES, INC.
    206 NORTH JACKSON STREET, SUITE 201
    GLENDALE, CALIFORNIA 91206

DISTRIBUTOR
    PACIFIC GLOBAL FUND DISTRIBUTORS, INC.
    206 NORTH JACKSON STREET, SUITE 201
    GLENDALE, CALIFORNIA 91206
    (800) 989-6693

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current effective prospectus of the Fund, which contains information concerning the investment policies of the Fund as well as other pertinent information.

                                                                        pg86.897